Fair Value Measurements - Level 3 Fair Value Measurements Inputs (FY) (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value of liabilities	$ (1.4)	$ (13.8)	$ (9.5)
Stock price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.28	10.09	9.77
Volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.001	0.069	0.153
Volatility | Level 3 | Working Capital Loan Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	0.001	0.069
Expected life of the options to convert | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.88	5.47	5.6
Expected life of the options to convert | Level 3 | Working Capital Loan Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	5.31	5.47
Risk-free rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.0542	0.0473	0.0132
Risk-free rate | Level 3 | Working Capital Loan Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	0.0413	0.0472
Dividend yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0	0	0
Dividend yield | Level 3 | Working Capital Loan Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	0	0
Strike price of debt conversion | Level 3 | Working Capital Loan Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded Derivative Liability, Measurement Input	1.5	1.5